                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act File Number 811-07760

                        KEELEY Small Cap Value Fund, Inc.
               (Exact name of registrant as specified in charter)

                            401 South LaSalle Street
                                   Suite 1201
                             Chicago, Illinois 60605
               (Address of principal executive offices) (Zip code)

                                           Copy to:
           John L. Keeley, Jr.             Stephen E. Goodman
           Keeley Asset Management Corp.   Meltzer Purtill & Stelle LLC
           401 South LaSalle Street        1515 East Woodfield Road
           Suite 1201                      Schaumburg, Illinois  60173
           Chicago, Illinois 60605
                    (Name and address of agents for service)

        Registrant's telephone number, including area code: (312)786-5000

                      Date of fiscal year end: September 30
                  Date of reporting period: September 30, 2004

Item 1. Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the "Act") (17 CFR 270.30e-1)

                            LETTER TO SHAREHOLDERS

Dear Shareholder,

During the past six months from April 1, 2004 through September 30, 2004, the Fund's net assets grew to $206,976,451 and the number of shareholders was 7,033. For the six month period ending September 30, 2004, the portfolio turnover was 16.27% and the expense ratio declined to 1.66%. The Fund's portfolio is widely diversified with investments in 123 companies. The Fund is registered for sale in all 50 states and the District of Columbia. Our broker dealer network totals over 200 broker dealers and trust entities.

We are pleased to announce that in September the Fund was named to the Forbes Honor Roll 2004. The criteria for inclusion on the 10-member honor roll are stringent. Funds selected must perform well over four market cycles beginning 1/31/94; must demonstrate superior capital preservation in down markets; must practice wide portfolio diversification and must demonstrate long-term continuity of management.

As of this date, the Fund was rated five of five stars by Morningstar among 75 Small Blend funds for the 10-year period. The KEELEY Small Cap Value Fund, Inc. received four of five stars for the three year period (among 352 funds) and four of five stars (among 255 funds) for the five year period. Morningstar ratings reflect historical risk adjusted performance as of 9/30/04 and are subject to change every month. Morningstar ratings are based on a risk adjusted return measure that accounts for variation in a Fund's monthly performance (including the effects of sales charges and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The overall rating is a weighted average of the three-, five-, and 10-year returns. The top 10% are labeled five stars, the next 22.5% are labeled four stars, the next 35% are labeled three stars, the next 22.5% are labeled two stars and the bottom 10% one star.

There are risks associated with an investment in small-cap mutual funds, such as smaller product lines and market shares, and limited available information. You should consider the investment objectives, risks and charges and expenses of the investment company carefully before investing. For further details regarding such risks, including information on fees and expenses please refer to the Fund's prospectus. Read the Prospectus carefully before investing.

Performance Data Excluding 4.5% Maximum Up-Front Sales Charge
For the quarter ended September 30, 2004, the Fund's total return was 3.54% versus a return of -2.86% for the Russell 2000 Index and -1.87% for the S&P 500 Index. For the one year ending September 30, 2004, the Fund's average annual return was 36.45% versus 18.77% for the Russell 2000 Index and 13.87% for the S&P 500 Index. For the five year period the Fund's average annual return was 14.21% versus 7.41% for the Russell 2000 Index and -1.31% for the S&P 500 Index. Since inception, October 1, 1993, the Fund's average annual return was 14.68% versus 9.19% for the Russell 2000 Index and 10.39% for the S&P 500 Index. Performance Data does not reflect the deduction of the sales load or fee, and that, if reflected, the load or fee would reduce the performance quoted.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost and the current performance may be lower or higher than the performance data quoted. You may call toll-free at 888-933-5391, or visit our website at www.keeleyfunds.com to obtain performance data current to the most recent month end.

In the six months ended September 30, 2004, the stock market continued its advance begun in April 2003. During the period, the Fund's asset base increased helped in part by premium takeover bids to four portfolio holdings (Caesars Entertainment, Evergreen Resources, Prime Hospitality Corp and Texas Genco Holdings Inc.). Throughout August and September, the stock market's course appeared to be dictated by trading in the oil market. For instance, in the first weeks of August, oil prices rose to an all time high approaching $50 a barrel and the equity markets sold-off as a result. By late August, the oil markets began to correct, and a relief rally in the equity markets ensued. This pattern repeated itself in September.

In spite of the moderating factors of high oil prices and slower economic growth, the Federal Reserve increased short term interest rates by 1/4 point at both their August 10th and September 21st meetings. However, the case for further Fed tightening is now in question given the pressure that higher oil prices are putting on business expansion and consumer spending.

Looking ahead, there are a number of concerns for investors, namely:

  .  A slowdown in the U.S. economy

  .  High energy prices

  . The escalation of violence in the Middle East and the intractable situation in Iraq underscores the fragile state of affairs in this region

As we begin the Fund's 12th year of operation, the equity markets have taken a number of these risks into account. In addition, GDP growth is still forecast to average over 3% for the second half of the year. Stock market breadth has been strong and broad-based as a result. Within this environment, we remain committed to our value driven strategy which buys stocks of relatively unknown (spin-offs) and out-of-favor (below actual or perceived book-value) companies. This lack of Wall Street coverage and sponsorship allows us to buy stock at a discount to our assessment of fair market value.

Thank you for your continued commitment to the Fund.

Sincerely,
/s/ John L. Keeley, Jr.
John L. Keeley, Jr.
President

Performance Data Including 4.5% Maximum Up-Front Sales Charge
For the quarter ended September 30, 2004, the Fund's total return was -1.14% versus a return of -2.86% for the Russell 2000 Index and -1.87% for the S&P 500 Index. For the one year ending September 30, 2004, the Fund's average annual return was 30.33% versus 18.77% for the Russell 2000 Index and 13.87% for the S&P 500 Index. For the five year period the Fund' s average annual return was 13.17% versus 7.41% for the Russell 2000 Index and -1.31% for the S&P 500
Index. Since inception, October 1, 1993, the Fund's average annual return was 14.20% versus 9.19% for the Russell 2000 Index and 10.39% for the S&P 500 Index.

                                    [CHART]
Investments by Sector
As a Percentage of Equities

Basic Materials         5.5%
Communications          3.9%
Consumer Cyclical      14.3%
Consumer Non-cyclical   6.1%
Diversified             0.9%
Energy                 17.8%
Financial              17.6%
Industrial             27.3%
Technology              0.6%
Utilities               6.0%


      A description of the Fund's proxy voting policies and procedures and a record of the Fund's proxy votes for the year ended June 30, 2004 are available (i) without charge, upon request, by calling toll free 1-888-933-5391; (ii) on the Fund's website at http://www.keeleyfunds.com; and (iii) on the Securities and Exchange Commission's (SEC) website at http://www.sec.gov.

      The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the EDGAR database on the SEC's website at http://www.sec.gov. These Forms may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information may also be obtained by calling 1-888-933-5391.

                               Index Comparison

                Comparison of a Hypothetical $10,000 Investment
                In the KSCVX*, S&P 500(R)** and Russell 2000**

                                    [CHART]

                  KSCVX          S&P 500         Russell 2000
                ---------       ---------        ------------
10/1/1993        9,551.00       10,000.00         10,000.00
SEP 1994         9,799.43       10,368.60         10,267.48
SEP 1995        11,957.98       13,452.66         12,666.45
SEP 1996        13,898.50       16,187.93         14,329.94
SEP 1997        21,335.98       22,735.56         19,085.72
SEP 1998        19,097.00       24,792.00         15,456.00
SEP 1999        22,173.00       31,686.00         18,404.00
SEP 2000        24,254.00       35,895.00         22,709.00
SEP 2001        25,527.00       26,339.00         17,893.00
SEP 2002        26,184.00       20,943.00         16,229.00
SEP 2003        31,579.00       26,053.00         22,152.00
SEP 2004        43,092.00       29,666.00         26,309.00

From 10/1/93 (commencement of operations) through 9/30/04


                       Average annual total returns ***
                   For the periods ended September 30, 2004

                                                                            Since Commencement
                             12 months ended 5 years ended 10 years ended     of Operations
                                9/30/2004      9/30/2004     9/30/2004    10/1/1993 to 9/30/2004
                             --------------- ------------- -------------- ----------------------
KSCVX                            +36.45%        +14.21%       +15.96%            +14.68%
KSCVX (includes
  max 4 1/2% front-end load)     +30.33%        +13.17%       +15.43%            +14.20%
S&P 500(R) Index                 +13.87%         -1.31%       +11.09%            +10.39%
Russell 2000 Index               +18.77%         +7.41%        +9.87%             +9.19%

*  Performance graph includes deduction of 4 1/2% front end load.
** The S&P 500(R) Index is a broad market-weighted index dominated by blue-chip stocks. The Russell 2000 Index is comprised of the smallest 2000 companies in the Russell 3000 Index. The Russell 3000 Index is comprised of the 3000 largest U.S. companies based on market capitalization. All Indexes are unmanaged and returns include reinvested dividends.
***PERFORMANCE DATA quoted represents past performance which is not predictive of future performance. The investment return and principal value of shares will fluctuate and when redeemed, may be worth more or less than their original cost.

                       KEELEY Small Cap Value Fund, Inc.
                                Expense Example

                  For the Six Months Ended September 30, 2004
                                  (Unaudited)

   As a shareholder of the KEELEY Small Cap Value Fund, Inc. (the "Fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

   The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004 (the "period").

Actual Expenses

   The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

   The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

                                                                                      Expenses paid during
                                         Beginning account value Ending account value   the period ended
                                              April 1, 2004       September 30, 2004  September 30, 2004*
                                         ----------------------- -------------------- --------------------
Actual                                          $1,000.00             $1,074.40              $8.61
Hypothetical (5% return before expenses)         1,000.00              1,016.70               8.37

* Expenses are equal to the Fund's annualized expense ratio of 1.66% for the period, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                       KEELEY Small Cap Value Fund, Inc.
                      STATEMENT OF ASSETS AND LIABILITIES
                              September 30, 2004

            ASSETS:

            Investments at value (cost $157,066,828)   $208,241,963

            Cash                                                 68

            Receivable for shares issued                  6,216,797

            Dividends and interest receivable               155,594

            Prepaid expenses                                 18,833
                                                       ------------

            Total Assets                                214,633,255
                                                       ------------

            LIABILITIES:

            Payable for investments purchased             7,188,629

            Payable for shares redeemed                     135,804

            Payable to Adviser                              151,120

            Accrued 12b-1 fees                               38,104

            Other accrued expenses                          143,147
                                                       ------------

            Total Liabilities                             7,656,804
                                                       ------------

            NET ASSETS                                 $206,976,451
                                                       ============

            NET ASSETS CONSIST OF:

            Capital stock                              $147,666,083

            Undistributed net realized gain on
              investments                                 8,135,233

            Net unrealized appreciation on investments   51,175,135
                                                       ------------

            NET ASSETS                                 $206,976,451
                                                       ============

            CAPITAL STOCK, $0.01 par value

            Authorized                                  100,000,000

            Issued and outstanding                        6,096,389

            NET ASSET VALUE AND
              REDEMPTION PRICE PER SHARE               $      33.95
                                                       ============

            MAXIMUM OFFERING PRICE PER
              SHARE ($33.95 / 0.955)                   $      35.55
                                                       ============


                       KEELEY Small Cap Value Fund, Inc.
                            STATEMENT OF OPERATIONS
                     For The Year Ended September 30, 2004

             INVESTMENT INCOME:

             Dividend income (net of $2,748 of foreign
               withholding taxes)                      $ 1,375,798

             Interest income                                29,385
                                                       -----------

             Total Investment Income                     1,405,183
                                                       -----------

             EXPENSES:

             Investment advisory fees                    1,307,148

             12b-1 fees                                    326,787

             Transfer agent fees and expenses              121,181

             Administration fees                           115,358

             Professional fees                              98,624

             Custody fees                                   43,312

             Fund accounting fees                           37,313

             Federal and state registration fees            33,042

             Directors' fees                                27,942

             Reports to shareholders                        24,435

             Other                                          10,135
                                                       -----------

             Total Expenses                              2,145,277
                                                       -----------

             NET INVESTMENT LOSS                          (740,094)
                                                       -----------

             REALIZED AND UNREALIZED GAIN
               ON INVESTMENTS:

             Net realized gain on investments            8,580,664

             Change in net unrealized appreciation on
               investments                              29,818,413
                                                       -----------

             Net Gain on Investments                    38,399,077
                                                       -----------

             NET INCREASE IN NET ASSETS
               RESULTING FROM OPERATIONS               $37,658,983
                                                       ===========

                    See notes to the financial statements.

                       KEELEY Small Cap Value Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                              September 30, 2004

           Number
          of Shares                                          Value
          ---------                                       -----------
                    COMMON STOCKS                  98.61%
                    Aerospace/Defense               0.64%
            35,000  Moog, Inc., Class B*                  $ 1,330,000
                                                          -----------

                    Auto Parts and Equipment        1.45%
           130,000  Tenneco Automotive, Inc.*               1,703,000
           135,000  Titan International, Inc.               1,296,000
                                                          -----------
                                                            2,999,000
                                                          -----------

                    Coal                            0.87%
            62,000  Massey Energy Co.                       1,793,660
                                                          -----------

                    Commercial Services             1.26%
            80,000  Interactive Data Corp.*                 1,505,600
            65,000  MoneyGram International, Inc.           1,110,200
                                                          -----------
                                                            2,615,800
                                                          -----------

                    Communications and Media        1.61%
            95,000  Gray Television, Inc.                   1,130,500
            46,500  Gray Television, Inc., Class A            518,010
            96,000  Journal Communications, Inc.            1,683,840
                                                          -----------
                                                            3,332,350
                                                          -----------

                    Computer Services               0.64%
           150,000  Tyler Technologies, Inc.*               1,326,000
                                                          -----------

                    Consumer Products               1.53%
            55,500  The Brink's Co.                         1,674,435
           100,000  Water Pik Technologies, Inc.*           1,490,000
                                                          -----------
                                                            3,164,435
                                                          -----------

                    Distribution / Wholesale        1.10%
            94,000  WESCO International, Inc.*              2,279,500
                                                          -----------

                    Diversified Manufacturing       4.13%
            61,000  Crane Co.                               1,764,120
            90,000  EnPro Industries, Inc.*                 2,172,600
           170,000  GP Strategies Corp.*                    1,266,500
            79,000  Griffon Corp.*                          1,666,900
           180,000  Jacuzzi Brands, Inc.*                   1,674,000
                                                          -----------
                                                            8,544,120
                                                          -----------

                    Electric                        5.88%
           102,000  Allegheny Energy, Inc.*                 1,627,920
           445,000  Aquila, Inc.*                           1,388,400
           150,000  CenterPoint Energy, Inc.                1,554,000
           177,000  CMS Energy Corp.*                       1,685,040
            85,000  Duquesne Light Holdings, Inc.           1,526,600
            67,500  Florida Public Utilities Co.            1,157,625
           195,000  Reliant Energy, Inc.*                   1,819,350
            70,000  Westar Energy, Inc.                     1,414,000
                                                          -----------
                                                           12,172,935
                                                          -----------

                    Energy--Alternative Sources     0.58%
            65,700  Danielson Holdings Corp.*                 400,113
           105,000  KFX, Inc.*                                809,550
                                                          -----------
                                                            1,209,663
                                                          -----------

         Number
        of Shares                                               Value
        ---------                                            -----------
                  Engineering and Construction         0.88%
          61,000  Chicago Bridge & Iron Co. N.V.             $ 1,829,390
                                                             -----------

                  Entertainment                        0.83%
         124,000  Pinnacle Entertainment, Inc.*                1,711,200
                                                             -----------

                  Finance Company                      9.15%
          88,500  BankAtlantic Bancorp, Inc.                   1,621,320
         115,000  Bank Mutual Corp.                            1,380,000
          60,000  Citizens First Bancorp, Inc.                 1,505,400
          41,000  CIT Group, Inc.                              1,532,990
          30,000  Harbor Florida Bancshares, Inc.                933,000
         190,000  LaBranche & Co., Inc.                        1,605,500
         100,000  NewAlliance Bancshares, Inc.                 1,435,000
          50,000  Piper Jaffray Companies, Inc.*               1,979,500
          62,000  PrivateBancorp, Inc.                         1,671,520
          70,000  TierOne Corp.                                1,614,200
         285,000  Van der Moolen Holding N.V.                  1,881,000
          31,000  Wintrust Financial Corp.                     1,775,680
                                                             -----------
                                                              18,935,110
                                                             -----------

                  Financial Services                   2.10%
          45,000  Jefferies Group, Inc.                        1,551,150
          67,000  Waddell & Reed Financial, Inc.               1,474,000
          72,000  Westwood Holdings Group, Inc.                1,323,360
                                                             -----------
                                                               4,348,510
                                                             -----------

                  Food, Beverage and Tobacco           3.14%
         140,000  Del Monte Foods Co.*                         1,468,600
          70,000  Flowers Foods, Inc.                          1,809,500
          35,000  The J. M. Smucker Co.                        1,554,350
          46,000  Ralcorp Holdings, Inc.*                      1,660,600
                                                             -----------
                                                               6,493,050
                                                             -----------

                  Forestry                             1.78%
          45,000  Deltic Timber Corp.                          1,790,550
         124,000  Longview Fibre Co.                           1,891,000
                                                             -----------
                                                               3,681,550
                                                             -----------

                  Furniture/Home Appliances            0.85%
          70,000  Furniture Brands International, Inc.         1,755,600
                                                             -----------

                  Healthcare Products                  0.85%
          59,000  Sybron Dental Specialties, Inc.*             1,751,710
                                                             -----------

                  Holdings Company-Diversified         0.93%
          34,000  Leucadia National Corp.                      1,926,100
                                                             -----------

                  Housing                              4.28%
         180,000  Champion Enterprises, Inc.*                  1,852,200
         135,000  Fleetwood Enterprises, Inc.*                 2,049,300
          89,000  Levitt Corp.                                 2,087,940
          56,000  Texas Industries, Inc.                       2,880,640
                                                             -----------
                                                               8,870,080
                                                             -----------

                    See notes to the financial statements.

                       KEELEY Small Cap Value Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                              September 30, 2004

        Number
       of Shares                                                Value
       ---------                                             -----------
                 Insurance                             5.03%
        115,000  Conseco, Inc.*                              $ 2,030,900
         64,500  Crawford & Co.                                  432,150
         45,000  Fidelity National Financial, Inc.             1,714,500
        240,000  Meadowbrook Insurance Group,
                  Inc.*                                        1,168,800
         42,000  Old Republic International Corp.              1,051,260
        147,000  The Phoenix Companies, Inc.                   1,531,740
         33,000  Principal Financial Group, Inc.               1,187,010
         31,000  Unitrin, Inc.                                 1,288,670
                                                             -----------
                                                              10,405,030
                                                             -----------

                 Lodging                               2.80%
         68,000  Aztar Corp.*                                  1,802,000
         39,000  Choice Hotels International, Inc.             2,246,010
         90,000  Marcus Corp.                                  1,752,300
                                                             -----------
                                                               5,800,310
                                                             -----------

                 Manufacturing                        19.53%
         86,000  Allegheny Technologies, Inc.                  1,569,500
         54,000  Ametek, Inc.                                  1,637,280
         75,000  Bucyrus International, Inc.*                  2,520,000
         95,000  CIRCOR International, Inc.                    1,852,500
         48,000  Commercial Metals Co.                         1,906,560
         87,000  Compass Minerals International, Inc.          1,931,400
         77,000  Flowserve Corp.*                              1,861,860
         78,000  Gardner Denver, Inc.*                         2,150,460
         49,000  Joy Global, Inc.                              1,684,620
         70,000  Lindsay Manufacturing Co.                     1,878,100
         46,000  Manitowoc Co., Inc.                           1,631,160
        118,000  Methode Electronics, Inc., Class A            1,509,220
        120,000  Oregon Steel Mills, Inc.*                     1,995,600
         96,000  Regal-Beloit Corp.                            2,322,240
        120,000  Ryerson Tull, Inc.                            2,060,400
         77,000  Sauer-Danfoss, Inc.                           1,315,160
         52,000  Terex Corp. *                                 2,256,800
         67,000  Thomas & Betts Corp.                          1,796,940
         59,000  The Timken Co.                                1,452,580
         98,000  Wabtec Corp.                                  1,831,620
         56,000  Watts Water Technologies, Inc.                1,503,600
        152,500  Wolverine Tube, Inc.*                         1,761,375
                                                             -----------
                                                              40,428,975
                                                             -----------

                 Oil and Gas--Equipment &
                  Services                             2.62%
         58,000  FMC Technologies, Inc.*                       1,937,200
        150,000  Key Energy Services, Inc.*                    1,657,500
        122,500  Willbros Group, Inc.*                         1,826,475
                                                             -----------
                                                               5,421,175
                                                             -----------

                 Oil and Gas--Exploration &
                  Production                          13.48%
        100,000  Chesapeake Energy Corp.                       1,583,000
         53,000  Cimarex Energy Co.*                           1,851,820
         92,000  Comstock Resources, Inc.*                     1,924,640
        225,000  El Paso Corp.                                 2,067,750
         60,000  Encore Acquisition Co.*                       2,070,000
         55,000  Goodrich Petroleum Corp.*                       731,500
        156,000  Harvest Natural Resources, Inc.*              2,589,600

        Number
       of Shares                                               Value
       ----------                                          ------------
                  Oil and Gas--Exploration &
                   Production (continued)
          150,000 KCS Energy, Inc.*                        $  2,086,500
          147,500 Magnum Hunter Resources, Inc.*              1,702,150
           90,000 Plains Exploration & Production
                   Co.*                                       2,147,400
           61,000 Quicksilver Resources, Inc.*                1,992,870
          112,500 Range Resources Corp.                       1,967,625
           66,000 Remington Oil & Gas Corp.*                  1,732,500
           45,000 Spinnaker Exploration Co.*                  1,576,800
          155,000 Williams Cos., Inc.                         1,875,500
                                                           ------------
                                                             27,899,655
                                                           ------------

                  Printing and Publishing           2.26%
           86,000 Journal Register Co.*                       1,625,400
           25,000 Meredith Corp.                              1,284,500
           36,000 Pulitzer, Inc.                              1,778,400
                                                           ------------
                                                              4,688,300
                                                           ------------

                  Real Estate--Operation &
                   Development                      1.04%
           45,000 The St. Joe Co.                             2,149,650
                                                           ------------

                  Retail                            4.16%
           97,000 Dillard's, Inc.                             1,914,780
           48,000 IHOP Corp.                                  1,834,080
          105,000 ShopKo Stores, Inc.*                        1,828,050
           96,000 The Steak n Shake Co.*                      1,639,680
           67,500 Triarc Companies, Inc.                        771,525
           54,000 Triarc Companies, Inc., Class B               619,380
                                                           ------------
                                                              8,607,495
                                                           ------------

                  Transportation                    3.21%
           65,000 AMERCO*                                     2,464,800
          116,000 Kansas City Southern*                       1,759,720
           95,000 Laidlaw International, Inc.*                1,562,750
           77,000 Providence and Worcester
                   Railroad Co.                                 848,540
                                                           ------------
                                                              6,635,810
                                                           ------------
                  Total Common Stocks
                  (cost $152,931,028)                       204,106,163
                                                           ------------
       Principal
        Amount
       ----------
                  SHORT-TERM INVESTMENTS            2.00%
       $4,135,800 US Bank Demand Note, 1.59%                  4,135,800
                                                           ------------
                  Total Short-Term Investments
                  (cost $4,135,800)                           4,135,800
                                                           ------------
                  Total Investments               100.61%
                  (cost $157,066,828)                       208,241,963
                  Liabilities less Other Assets    (0.61)%   (1,265,512)
                                                           ------------

                  NET ASSETS                      100.00%  $206,976,451
                                                           ============

                            * Non-income producing

                     Percentages are based on net assets.

                    See notes to the financial statements.

                       KEELEY Small Cap Value Fund, Inc.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 Year Ended         Year Ended
                                                                             September 30, 2004 September 30, 2003
                                                                             ------------------ ------------------
OPERATIONS:

Net investment loss                                                             $   (740,094)      $   (529,407)

Net realized gain (loss) on investments                                            8,580,664           (427,684)

Change in net unrealized appreciation on investments                              29,818,413         15,815,545
                                                                                ------------       ------------

Net increase in net assets resulting from operations                              37,658,983         14,858,454
                                                                                ------------       ------------

DISTRIBUTIONS:

Net realized gains                                                                        --         (3,967,366)
                                                                                ------------       ------------

CAPITAL STOCK TRANSACTIONS:

Proceeds from 3,106,257 and 1,965,978 shares issued, respectively                 98,624,637         43,684,699

Proceeds from 0 and 178,807 shares of distributions reinvested, respectively              --          3,774,671

Cost of 646,573 and 1,424,485 shares redeemed, respectively                      (19,777,694)       (31,774,288)
                                                                                ------------       ------------

Net increase from capital stock transactions                                      78,846,943         15,685,082
                                                                                ------------       ------------

TOTAL INCREASE IN NET ASSETS                                                     116,505,926         26,576,170

NET ASSETS:

Beginning of year                                                                 90,470,525         63,894,355
                                                                                ------------       ------------

End of year                                                                     $206,976,451       $ 90,470,525
                                                                                ============       ============


                    See notes to the financial statements.

                       KEELEY Small Cap Value Fund, Inc.
                             FINANCIAL HIGHLIGHTS

                                             Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                            September 30, September 30, September 30, September 30, September 30,
                                                2004          2003          2002          2001          2000
                                            ------------- ------------- ------------- ------------- -------------
PER SHARE DATA (1)
Net asset value, beginning of year            $  24.88       $ 21.91       $ 22.43       $ 21.82       $ 20.85
Income from investment operations:
Net investment loss                              (0.12)        (0.15)        (0.21)        (0.20)        (0.14)
Net realized and unrealized gains on
  investments                                     9.19          4.43          0.85          1.32          2.00
                                              --------       -------       -------       -------       -------
Total from investment operations                  9.07          4.28          0.64          1.12          1.86
                                              --------       -------       -------       -------       -------
Less distributions:
Net realized gains                                  --         (1.31)        (1.16)        (0.51)        (0.89)
                                              --------       -------       -------       -------       -------
Net asset value, end of year                  $  33.95       $ 24.88       $ 21.91       $ 22.43       $ 21.82
                                              ========       =======       =======       =======       =======
Total return (2)                                 36.45%        20.61%         2.57%         5.25%         9.39%
Supplemental data and ratios:
Net assets, end of year (in 000's)            $206,976       $90,471       $63,894       $57,784       $53,570
Ratio of expenses to average net assets           1.64%         1.75%         1.72%         1.80%         1.86%
Ratio of net investment loss to average net
  assets                                         (0.57)%       (0.68)%       (0.90)%       (0.90)%       (0.64)%
Portfolio turnover rate                          29.63%        38.83%        45.31%        43.61%        44.84%

(1)Per share data is for a share outstanding throughout the year.
(2)The total return calculation does not reflect the sales load imposed on the purchase of shares (see Note 7).

                    See notes to the financial statements.

                       KEELEY Small Cap Value Fund, Inc.
                       NOTES TO THE FINANCIAL STATEMENTS
                              September 30, 2004

1. ORGANIZATION

      The KEELEY Small Cap Value Fund, Inc. (the "Fund") was incorporated on May 17, 1993 as a Maryland corporation and is registered as a diversified open-end investment company under the Investment Company Act of 1940 (the "1940 Act").

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

   a) Investment Valuation--Securities which are traded on a recognized stock exchange are valued at the last sale price each day on the securities exchange on which such securities are primarily traded or at the last sale price on a national securities exchange. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of last sale price, or closing over-the-counter bid prices when there is no last sale price available. Debt securities (other than short-term obligations) are valued by a service that used electronic data processing methods, avoiding exclusive reliance on exchange or over-the-counter prices. Debt securities purchased within 60 days of their stated maturity date are valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available are valued at fair value as determined in good faith pursuant to policies and procedures adopted by the Board of Directors. For each investment that is fair valued, the Fund considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

   b) Federal Income and Excise Taxes--It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is recorded.

   c) Distributions to Shareholders--Dividends from net investment income, if any, will be declared and paid annually. Distributions of net realized gains, if any, will be declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from generally accepted accounting principles. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

                       KEELEY Small Cap Value Fund, Inc.
                 NOTES TO THE FINANCIAL STATEMENTS (continued)
                              September 30, 2004


   d) Other--Investment transactions are recorded on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the identified original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

   e) Guarantees and Indemnifications--In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

3. INVESTMENT ADVISORY AGREEMENT

      The Fund has an agreement with Keeley Asset Management Corp. (the "Adviser"), with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund pays the Adviser a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. Under the investment advisory agreement, if the aggregate annual operating expenses (excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed 2.50% of the Fund's average daily net assets, the Adviser will reimburse the Fund for the amount of such excess.

4. DISTRIBUTION PLAN

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan is designed to reimburse Keeley Investment Corp. (the "Distributor"), with whom certain officers and directors of the Fund are affiliated, for certain promotional and other sales related costs and to permit the Fund to compensate other dealers of its shares. Unreimbursed amounts may be carried forward and paid in a subsequent year, to the extent that total expenses under the plan do not exceed 0.25% of the average daily net assets of the Fund. The Fund paid to the Distributor and each dealer a monthly fee at the annual rate of 0.25% of the average daily net assets of Fund shares beneficially owned by the Distributor's and each dealer's existing brokerage clients. For the period from October 1, 2003 to September 30, 2004, the Fund paid $107,354 of distribution fees to the Distributor.

5. INVESTMENT TRANSACTIONS

      The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period from October 1, 2003 to September 30, 2004, were $118,109,362 and $38,465,516, respectively. For the period from October 1, 2003 to September 30, 2004, the Fund paid $468,702 of brokerage commissions on trades of securities to the Distributor.

                       KEELEY Small Cap Value Fund, Inc.
                 NOTES TO THE FINANCIAL STATEMENTS (continued)
                              September 30, 2004


6. FEDERAL INCOME TAX INFORMATION

      At September 30, 2004, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

            Cost of Investments                        $157,076,962
                                                       ============
            Gross Unrealized Appreciation              $ 53,148,989
            Gross Unrealized Depreciation                (1,983,988)
                                                       ------------
            Net Unrealized Appreciation on Investments $ 51,165,001
                                                       ============

      The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

      The tax character of distributions paid during the fiscal years ended September 30, 2004 and 2003 were as follows:

                                            2004    2003
                                            ---- ----------
                    Long-Term Capital Gains $--  $3,967,366

      As of September 30, 2004 the components of accumulated earnings on a tax basis were as follows:

             Undistributed Long-Term Capital Gain       $ 8,145,367
             Net Unrealized Appreciation on Investments  51,165,001
                                                        -----------
             Total Accumulated Earnings                 $59,310,368
                                                        ===========

      The Fund utilized $28,076 of its capital loss carryforwards and $379,213 of post-October losses during the year ended September 30, 2004. The Fund hereby designates $8,145,367 as a long-term capital gain distribution for the purpose of the dividends paid deduction (unaudited).

7. OFFERING PRICE PER SHARE

      The public offering price is the net asset value plus a sales charge, which varies in accordance with the amount of the purchase up to a maximum of 4.5%.

      The Distributor retains the entire sales charge when it makes sales directly to the public. Otherwise, when sales are made through dealers, the Distributor receives a portion of the related sales charge. For the period from October 1, 2003 to September 30, 2004, the Fund was advised that the Distributor received $145,408 of sales charges. Sales charges are not an expense of the Fund and are not reflected in the financial statements of the Fund.

      As specified in the Fund's Prospectus, reduced sales charges are available through a right of accumulation and certain sales of Fund shares can be made at net asset value per share.

8. RELATED PARTY TRANSACTION

      As of September 30, 2004, one director of the Fund beneficially owned 443,977 shares of the Fund, which represents 7.3% of the Fund's outstanding shares.

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of KEELEY Small Cap Value Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of KEELEY Small Cap Value Fund, Inc. (the "Fund") at September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCooper LLP

November 12, 2004

                       KEELEY Small Cap Value Fund, Inc.
                            Directors and Officers

Independent Directors

                                     Term of Office*           Principal Occupation(s)         Number of Portfolios
Name, Address and     Position(s)     and Length of                During the Past             Overseen Within the
Age                  Held with Fund    Time Served                   Five Years                    Fund Complex
---                  -------------- ------------------ --------------------------------------- --------------------
Jerome J.               Director    Served as Director Vice President of Finance for Grayhill,          1
Klingenberger                           since 1999         Inc. (electronic components and
561 Hillgrove Ave.                                                control systems)
LaGrange, IL 60525
Age: 49
John G. Kyle            Director    Served as Director     Owner and operator of Shell Oil              1
10 Skokie Hwy                           since 1993         Services Stations and Gasoline
Highland Park, IL                                                    Distributor
60035
Age: 63
John F. Lesch           Director    Served as Director   Attorney with Nisen & Elliott, LLC             1
200 W. Adams Street                     since 1993
Suite 2500
Chicago, IL 60606
Age: 64
Sean Lowry              Director    Served as Director    Executive Vice President of Pacor             1
401 South LaSalle                       since 1999                 Mortgage Corp.
Street
Suite 605
Chicago, IL 60605
Age: 50
Elwood P. Walmsley      Director    Served as Director    Owner of J. FitzWoody's Lakeshore             1
100 Cobblestone                         since 1999     Grill, since 2002 and Director of Sales
Court                                                       for H.B. Taylor Company (food
Twin Lakes, WI 53181                                    services), since 2003; Prior thereto,
Age: 63                                                    National Account Executive for
                                                           Haarmann & Reimer, Division of
                                                           Bayer International, since 1999

Interested Directors and Officers
                                     Term of Office*           Principal Occupation(s)         Number of Portfolios
Name, Address and     Position(s)     and Length of                During the Past             Overseen Within the
Age                  Held with Fund    Time Served                   Five Years                    Fund Complex
---                  -------------- ------------------ --------------------------------------- --------------------
John L. Keeley, Jr.   Director and  Served as Director    President and Treasurer of Keeley             1
401 South LaSalle      President      and President       Investment Corp. and President of
Street                                  since 1993          Keeley Asset Management Corp.
Suite 1201
Chicago, IL 60605
Age: 64
Mark Zahorik         Vice President   Served as Vice       Vice President of Keeley Asset              N/A
401 South LaSalle                    President since         Management Corp. and Keeley
Street                                     1997                   Investment Corp.
Suite 1201
Chicago, IL 60605
Age: 42
Mary A. Ferrari        Secretary        Served as        Corporate Secretary of Keeley Asset           N/A
401 South LaSalle                    Secretary since         Management Corp. and Keeley
Street                                     1996                   Investment Corp.
Suite 1201
Chicago, IL 60605
Age: 45
Emily Viehweg          Treasurer        Served as             Treasurer of Keeley Asset                N/A
401 South LaSalle                    Treasurer since       Management Corp. since 2001 and
Street                                     1997          Assistant Treasurer of Keeley Asset
Suite 1201                                                 Management Corp. and of Keeley
Chicago, IL 60605                                            Investment Corp. since 1996
Age: 38

                     Other Directorships
Name, Address and       Held Outside
Age                   the Fund Complex
---                  -------------------
Jerome J.                   None
Klingenberger
561 Hillgrove Ave.
LaGrange, IL 60525
Age: 49
John G. Kyle                None
10 Skokie Hwy
Highland Park, IL
60035
Age: 63
John F. Lesch               None
200 W. Adams Street
Suite 2500
Chicago, IL 60606
Age: 64
Sean Lowry                  None
401 South LaSalle
Street
Suite 605
Chicago, IL 60605
Age: 50
Elwood P. Walmsley          None
100 Cobblestone
Court
Twin Lakes, WI 53181
Age: 63



Interested Directors and Officers
                     Other Directorships
Name, Address and       Held Outside
Age                   the Fund Complex
---                  -------------------
John L. Keeley, Jr.  Marquette National
401 South LaSalle          Corp.
Street
Suite 1201
Chicago, IL 60605
Age: 64
Mark Zahorik                N/A
401 South LaSalle
Street
Suite 1201
Chicago, IL 60605
Age: 42
Mary A. Ferrari             N/A
401 South LaSalle
Street
Suite 1201
Chicago, IL 60605
Age: 45
Emily Viehweg               N/A
401 South LaSalle
Street
Suite 1201
Chicago, IL 60605
Age: 38

* Each director serves an indefinite term until the election of a successor. Each Officer serves an indefinite term, renewed annually, until the election of a successor.

The Statement of Additional Information includes additional information about the Directors and is available upon request, without charge, by calling 1-888-933-5391.

                              Investment Adviser
                         KEELEY ASSET MANAGEMENT CORP.
                               Chicago, Illinois

                                  Distributor
                            KEELEY INVESTMENT CORP.
                               Chicago, Illinois

                                   Custodian
                                U.S. BANK, N.A.
                             Milwaukee, Wisconsin
                                 800-338-1579

                 Transfer Agent and Dividend Disbursing Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                                 800-338-1579

                 Independent Registered Public Accounting Firm
                          PRICEWATERHOUSECOOPERS LLP
                             Milwaukee, Wisconsin

                                    Counsel
                         MELTZER, PURTILL & STELLE LLC
                             Schaumburg, Illinois

Performance information is historical and is no guarantee of future results.
The investment return and principal value of shares will fluctuate and when redeemed, may be worth more or less than the investor's original cost. This material may only be used when preceded or accompanied by the Fund's prospectus.

      401 South LaSalle Street . Suite 1201 . Chicago . Illinois . 60605
               (312) 786-5050 . (800) 533-5344 . (312) 786-5003

                       KEELEY SMALL CAP VALUE FUND, INC.


                                 ANNUAL REPORT

                              SEPTEMBER 30, 2004

Item 2. Code of Ethics

(a) The registrant has not adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer and principal financial officer, or persons performing similar functions which conforms to all of the definitions of a "code of ethics" for purposes of this item. However, the registrant does have in place a code of ethics which goes beyond the requirement of rule 17(j)-1, which addresses, among other things, conflicts of interest which may result from personal securities transactions and dealings with third parties, and certain outside activities In the judgment of management of the registrant, that code of ethics, as adopted, is reasonably designed to deter wrongdoing and promote ethical conduct, internal reporting and accountability for adherence to that code. The registrant's existing code of ethics, as so adopted, does not directly address issues of disclosure in reports that the registrant files with the Commission and other public communication or compliance with applicable governmental laws, rules and regulations. There are two people in the registrant's organization who would be required to be covered under any code of ethics adopted by the registrant which would meet the definition of a code of ethics in this item. Those persons are John Keeley, the president of the registrant, and Emily Viehweg, the treasurer of the registrant. Both John Keeley and Emily Viehweg are subject to the registrant's existing code. In the judgment of the registrant, the small size of the registrant's and adviser's staff who are involved in matters which would be covered by any such code of ethics as defined in this item, and the use and involvement of a third party service provider (administrator), independent auditors and outside counsel in those activities makes an additional code of ethics unnecessary. A copy of the registrant's existing code of ethics (which, however, does not meet all of the definitions of a "code of ethics" as defined in this item) is attached hereto as Exhibit (a).

(b) Not Applicable

(c) Not Applicable

Item 3. Audit Committee Financial Expert

The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. That audit committee financial expert is Mr. Jerome Klingenberger. Mr. Klingenberger is one of the members of the board of directors and is "independent" for purposes of this Item. Since the registrant does not have a separate audit committee, the entire board of directors constitutes the audit committee, and as a member of the board of directors, Mr. Klingenberger is a member of the audit committee for purposes of this Item.

Item 4. Principal Accountant Fees and Services

The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below.

(a) Audit fees.

     Fiscal year ended September 30, 2004   $20,000
     Fiscal year ended September 30, 2003   $18,800

(b) Audit-related fees.

     None.

(c) Tax fees.

     Fiscal year ended September 30, 2004   $3,600
     Fiscal year ended September 30, 2003   $3,500

(d) All other fees.

     None.

(e)

     (1) It is the policy of the registrant's Board of Directors to pre-approve all audit and non-audit services at a regularly scheduled meeting of the Board of Directors.
     (2) During 2004, all of the audit and non-audit services provided by the registrant's principal accountant were pre-approved by the registrant's Board of Directors.

(f) None.

(g) None.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchases of Equity Securities of Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submissions of Matters to a Vote of Security Holders

As of the end of the period covered by this report, the registrant had not adopted any procedures by which shareholders may recommend nominees to the registrant's Board of Directors.

Item 10. Controls and Procedures

(a) The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11. Exhibits

(a)(1) Code of Ethics - Filed as an attachment to this filing (the code, as filed, does not meet the definition of a "Code of Ethics" as defined in this Form N-CSR).

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEELEY Small Cap Value Fund, Inc.


By: /s/ John L. Keeley, Jr.
    -------------------------------
    John L. Keeley, Jr.
    President

Date: November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John L. Keeley, Jr.
    -------------------------------
    John L. Keeley, Jr.
    President

Date: November 23, 2004


By: /s/ Emily Viehweg
    -------------------------------
    Emily Viehweg
    Treasurer

Date: November 23, 2004